SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of non-cash investing activities

	2019	2020	2021
Acquisition of property and equipment:
Credited to trade payables	5,459	5,175	5,723
Borrowing cost capitalization	99	160	52
Addition of right-of-use assets:
Credited to lease liabilities	2,969	4,308	6,597
Acquisition of intangible assets:
Credited to trade payables	684	341	501

Schedule of changes in liabilities arising from financing activities

			Non-cash changes
			Foreign
	January 1,		exchange		Other	December 31,
	2020	Cash flows	movement	New leases	Changes	2020
Short-term bank loans	8,705	1,252	(25)	—	2	9,934
Two step loans	736	(203)	35	—	—	568
Bonds and notes payable	9,958	(2,491)	—	—	2	7,469
Long-term bank loans	26,601	1,627	18	—	(17)	28,229
Other borrowings	3,740	(96)	—	—	1	3,645
Lease liabilities	17,217	(4,959)	—	4,308	(1,689)	14,877
Total liabilities from financing activities	66,957	(4,870)	28	4,308	(1,701)	64,722

			Non-cash changes
			Foreign
	January 1,		exchange		Other	December 31,
	2021	Cash flows	movement	New leases	Changes	2021
Short-term bank loans	9,934	(3,252)	—	—	—	6,682
Two step loans	568	(182)	(31)	—	—	355
Bonds and notes payable	7,469	(478)	—	—	2	6,993
Long-term bank loans	28,229	7,827	13	—	(13)	36,056
Other borrowings	3,645	(1,043)	—	—	3	2,605
Lease liabilities	14,877	(4,225)	—	6,597	(1,362)	15,887
Total liabilities from financing activities	64,722	(1,353)	(18)	6,597	(1,370)	68,578